Subsequent Event: (Details Text) (USD $)	Aug. 14, 2013
Subsequent Event Details Text [Abstract]
Announced private placement gross proceeds	$ 5,250,000
Private placement units	1,750,000
Private placement unit price	$ 3
Warrant term	2 years
Warrant exercise price	$ 4